Equity (Details)	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Shares outstanding	797,218,554
Percent of shares outstanding	100.00%
Odebrecht
Disclosure of classes of share capital [line items]
Shares outstanding	305,517,121
Percent of shares outstanding	38.32%
Petrobras
Disclosure of classes of share capital [line items]
Shares outstanding	288,188,691
Percent of shares outstanding	36.15%
ADR
Disclosure of classes of share capital [line items]
Shares outstanding	48,780,072
Percent of shares outstanding	6.12%
Other
Disclosure of classes of share capital [line items]
Shares outstanding	153,497,912
Percent of shares outstanding	19.26%
Total
Disclosure of classes of share capital [line items]
Shares outstanding	795,983,796
Percent of shares outstanding	99.85%
Treasury shares
Disclosure of classes of share capital [line items]
Shares outstanding	1,234,758
Percent of shares outstanding	0.15%
Common
Disclosure of classes of share capital [line items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Common | Odebrecht
Disclosure of classes of share capital [line items]
Shares outstanding	226,334,623
Percent of shares outstanding	50.11%
Common | Petrobras
Disclosure of classes of share capital [line items]
Shares outstanding	212,426,952
Percent of shares outstanding	47.03%
Common | Other
Disclosure of classes of share capital [line items]
Shares outstanding	12,907,077
Percent of shares outstanding	2.86%
Common | Total
Disclosure of classes of share capital [line items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Common | Treasury shares
Disclosure of classes of share capital [line items]
Shares outstanding	0
Class A preferred shares
Disclosure of classes of share capital [line items]
Shares outstanding	345,049,672
Percent of shares outstanding	100.00%
Class A preferred shares | Odebrecht
Disclosure of classes of share capital [line items]
Shares outstanding	79,182,498
Percent of shares outstanding	22.95%
Class A preferred shares | Petrobras
Disclosure of classes of share capital [line items]
Shares outstanding	75,761,739
Percent of shares outstanding	21.96%
Class A preferred shares | ADR
Disclosure of classes of share capital [line items]
Shares outstanding	48,780,072
Percent of shares outstanding	14.14%
Class A preferred shares | Other
Disclosure of classes of share capital [line items]
Shares outstanding	140,090,605
Percent of shares outstanding	40.59%
Class A preferred shares | Total
Disclosure of classes of share capital [line items]
Shares outstanding	343,814,914
Percent of shares outstanding	99.64%
Class A preferred shares | Treasury shares
Disclosure of classes of share capital [line items]
Shares outstanding	1,234,758
Percent of shares outstanding	0.36%
Class B preferred shares
Disclosure of classes of share capital [line items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%
Class B preferred shares | Other
Disclosure of classes of share capital [line items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%
Class B preferred shares | Total
Disclosure of classes of share capital [line items]
Shares outstanding	500,230
Percent of shares outstanding	100.00%